Insurance Contract Liabilities and Investment Contract Liabilities - Insurance Contract and Other Policy Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	$ 147,811	$ 145,773
Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	47,197	44,146
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	42,034	43,099
Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	17,313	16,808
Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	14,288	15,906
Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	18,839	17,774
Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	139,671	137,733
Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	8,140	8,040
Canada
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	87,484	84,227
Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	28,205	25,839
Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	15,735	15,533
Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,682	11,167
Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	9,538	10,497
Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	18,765	17,670
Canada | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	83,925	80,706
Canada | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	3,559	3,521
U.S.
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	26,794	27,798
U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,150	5,374
U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	14,196	15,010
U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,580	5,578
U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	16	22
U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5	7
U.S. | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	24,947	25,991
U.S. | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	1,847	1,807
Asia
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	27,387	26,805
Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	12,982	11,981
Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,774	12,183
Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	34	40
Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5	5
Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	69	97
Asia | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	24,864	24,306
Asia | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	2,523	2,499
Corporate
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6,146	6,943
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	860	952
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	329	373
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	17	23
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	4,729	5,382
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	0	0
Corporate | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,935	6,730
Corporate | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	211	213
United Kingdom | Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	771	851
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	207	237
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	4,546	5,162
United Kingdom | Corporate | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	$ 164	$ 163